Form N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Jul. 24, 2026